Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables And Accruals [Abstract]
Accrued research and development	$ 790	$ 569	$ 427
Accrued bonuses	478	530	279
Accrued professional fees	78	668	178
Accrued vacation	88	64	53
Accrued interest payable	5	15
Accrued expense	117	139	220
Accrued liabilities, current	$ 1,556	$ 1,985	$ 1,157